PORTFOLIO OF INVESTMENTS – as of October 31, 2021 (Unaudited)

Natixis Sustainable Future 2045 Fund

Shares	Description	Value (†)

Common Stocks – 58.3% of Net Assets
	Aerospace & Defense – 0.8%
39	Axon Enterprise, Inc.(a)	$7,019
253	Boeing Co. (The)(a)	52,379
71	General Dynamics Corp.	14,395
8	L3Harris Technologies, Inc.	1,844
55	Moog, Inc., Class A	4,154
133	Raytheon Technologies Corp.	11,818

		91,609

	Air Freight & Logistics – 0.4%
221	Expeditors International of Washington, Inc.	27,240
98	United Parcel Service, Inc., Class B	20,920

		48,160

	Airlines – 0.1%
20	Alaska Air Group, Inc.(a)	1,056
124	Delta Air Lines, Inc.(a)	4,852
550	JetBlue Airways Corp.(a)	7,717

		13,625

	Auto Components – 0.2%
16	Aptiv PLC(a)	2,766
26	BorgWarner, Inc.	1,172
371	Dana, Inc.	8,233
47	Visteon Corp.(a)	5,319

		17,490

	Automobiles – 0.8%
213	Ford Motor Co.(a)	3,638
532	General Motors Co.(a)	28,957
43	Tesla, Inc.(a)	47,902
54	Thor Industries, Inc.	5,506

		86,003

	Banks – 3.1%
276	Ameris Bancorp	14,460
242	Bancorp, Inc. (The)(a)	7,393
964	Bank of America Corp.	46,060
257	Cadence Bank	7,458
651	Citigroup, Inc.	45,023
313	Citizens Financial Group, Inc.	14,830
12	Comerica, Inc.	1,021
129	Cullen/Frost Bankers, Inc.	16,706
87	Fifth Third Bancorp	3,787
466	Fulton Financial Corp.	7,503
545	Huntington Bancshares, Inc.	8,578
228	International Bancshares Corp.	9,667
593	KeyCorp	13,799
50	M&T Bank Corp.	7,356

Shares	Description	Value (†)

Common Stocks – continued
	Banks – continued
330	People’s United Financial, Inc.	$5,656
122	PNC Financial Services Group, Inc. (The)	25,746
304	Regions Financial Corp.	7,199
374	Truist Financial Corp.	23,738
353	Trustmark Corp.	11,229
174	U.S. Bancorp	10,504
215	Webster Financial Corp.	12,031
623	Wells Fargo & Co.	31,873
98	Wintrust Financial Corp.	8,673

		340,290

	Beverages – 1.5%
299	Coca-Cola Co. (The)	16,855
132	Constellation Brands, Inc., Class A	28,619
1,302	Keurig Dr Pepper, Inc.	46,989
669	Monster Beverage Corp.(a)	56,865
108	PepsiCo, Inc.	17,453

		166,781

	Biotechnology – 1.9%
71	AbbVie, Inc.	8,142
217	Alnylam Pharmaceuticals, Inc.(a)	34,624
71	Amgen, Inc.	14,695
15	Biogen, Inc.(a)	4,000
172	BioMarin Pharmaceutical, Inc.(a)	13,628
225	CRISPR Therapeutics AG(a)	20,549
34	Ligand Pharmaceuticals, Inc.(a)	4,962
61	Moderna, Inc.(a)	21,058
126	Regeneron Pharmaceuticals, Inc.(a)	80,632

		202,290

	Building Products – 0.4%
38	Carlisle Cos., Inc.	8,471
42	Carrier Global Corp.	2,194
49	Johnson Controls International PLC	3,595
38	Lennox International, Inc.	11,372
110	Owens Corning	10,275
75	Trex Co., Inc.(a)	7,980

		43,887

	Capital Markets – 4.2%
17	Ameriprise Financial, Inc.	5,136
691	Bank of New York Mellon Corp. (The)	40,907
13	BlackRock, Inc.	12,265
815	Charles Schwab Corp. (The)	66,855
27	CME Group, Inc.	5,955
88	FactSet Research Systems, Inc.	39,062
92	Franklin Resources, Inc.	2,897
98	Goldman Sachs Group, Inc. (The)	40,508
227	Intercontinental Exchange, Inc.	31,430
24	Invesco Ltd.	610

Shares	Description	Value (†)

Common Stocks – continued
	Capital Markets – continued
183	Janus Henderson Group PLC	$8,510
293	KKR & Co., Inc.	23,343
42	Moody’s Corp.	16,974
55	Morgan Stanley	5,653
50	MSCI, Inc.	33,244
104	Northern Trust Corp.	12,796
36	S&P Global, Inc.	17,070
369	SEI Investments Co.	23,262
467	State Street Corp.	46,023
10	T. Rowe Price Group, Inc.	2,169
44	Virtus Investment Partners, Inc.	14,080

		448,749

	Chemicals – 0.7%
250	Dow, Inc.	13,992
38	DuPont de Nemours, Inc.	2,645
16	Ecolab, Inc.	3,555
103	HB Fuller Co.	7,263
74	Innospec, Inc.	6,705
16	International Flavors & Fragrances, Inc.	2,359
74	Linde PLC	23,621
88	Minerals Technologies, Inc.	6,243
11	PPG Industries, Inc.	1,766
14	Sherwin-Williams Co. (The)	4,433
49	Stepan Co.	5,881

		78,463

	Commercial Services & Supplies – 0.3%
51	MSA Safety, Inc.	7,805
10	Republic Services, Inc.	1,346
74	Tetra Tech, Inc.	12,999
106	Viad Corp.(a)	4,703
22	Waste Management, Inc.	3,525

		30,378

	Communications Equipment – 0.5%
5	Arista Networks, Inc.(a)	2,048
126	Ciena Corp.(a)	6,841
680	Cisco Systems, Inc.	38,060
10	F5 Networks, Inc.(a)	2,111
70	Lumentum Holdings, Inc.(a)	5,781

		54,841

	Construction & Engineering – 0.2%
238	AECOM(a)	16,272

	Consumer Finance – 1.6%
1,124	Ally Financial, Inc.	53,660
349	American Express Co.	60,649
345	Capital One Financial Corp.	52,105

Shares	Description	Value (†)

Common Stocks – continued
	Consumer Finance – continued
63	Green Dot Corp., Class A(a)	$2,669

		169,083

	Containers & Packaging – 0.2%
72	Ball Corp.	6,587
65	International Paper Co.	3,228
150	WestRock Co.	7,215

		17,030

	Distributors – 0.1%
57	Genuine Parts Co.	7,473

	Diversified Telecommunication Services – 0.2%
1,512	Lumen Technologies, Inc.	17,932

	Electric Utilities – 0.4%
184	American Electric Power Co., Inc.	15,587
25	Edison International	1,573
43	Eversource Energy	3,651
70	IDACORP, Inc.	7,302
141	NextEra Energy, Inc.	12,031
57	PPL Corp.	1,642

		41,786

	Electrical Equipment – 0.8%
25	Acuity Brands, Inc.	5,136
64	Eaton Corp. PLC	10,545
48	Hubbell, Inc.	9,570
453	Plug Power, Inc.(a)	17,336
44	Rockwell Automation, Inc.	14,053
532	Sunrun, Inc.(a)	30,686

		87,326

	Electronic Equipment, Instruments & Components – 0.8%
128	Avnet, Inc.	4,878
7	CDW Corp.	1,306
130	Cognex Corp.	11,387
29	Coherent, Inc.(a)	7,378
102	Corning, Inc.	3,628
171	Itron, Inc.(a)	13,299
11	Keysight Technologies, Inc.(a)	1,980
26	Littelfuse, Inc.	7,658
24	Rogers Corp.(a)	4,827
169	TE Connectivity Ltd.	24,674
16	Trimble, Inc.(a)	1,398
231	Vishay Intertechnology, Inc.	4,440

		86,853

	Energy Equipment & Services – 0.4%
1,011	Archrock, Inc.	8,280
156	Baker Hughes Co.	3,913
301	ChampionX Corp.(a)	7,895

Shares	Description	Value (†)

Common Stocks – continued
	Energy Equipment & Services – continued
866	Schlumberger NV	$27,937

		48,025

	Entertainment – 1.2%
91	Electronic Arts, Inc.	12,762
67	Netflix, Inc.(a)	46,251
411	Walt Disney Co. (The)(a)	69,488

		128,501

	Food & Staples Retailing – 0.3%
100	BJ’s Wholesale Club Holdings, Inc.(a)	5,844
5	Costco Wholesale Corp.	2,458
98	Kroger Co. (The)	3,922
322	SpartanNash Co.	7,451
168	Sysco Corp.	12,919
84	Walgreens Boots Alliance, Inc.	3,950

		36,544

	Food Products – 0.4%
104	Campbell Soup Co.	4,155
32	Conagra Brands, Inc.	1,030
122	Darling Ingredients, Inc.(a)	10,311
69	General Mills, Inc.	4,264
133	Hain Celestial Group, Inc. (The)(a)	5,968
94	Hormel Foods Corp.	3,978
70	Ingredion, Inc.	6,666
21	J.M. Smucker Co. (The)	2,580
37	Kellogg Co.	2,268
21	McCormick & Co., Inc.	1,685
59	Mondelez International, Inc., Class A	3,584

		46,489

	Gas Utilities – 0.2%
137	New Jersey Resources Corp.	5,180
77	ONE Gas, Inc.	5,182
150	South Jersey Industries, Inc.	3,414
171	UGI Corp.	7,423

		21,199

	Health Care Equipment & Supplies – 1.2%
2	Align Technology, Inc.(a)	1,249
36	Baxter International, Inc.	2,843
12	Becton Dickinson & Co.	2,875
10	Cooper Cos., Inc. (The)	4,169
38	Danaher Corp.	11,847
18	DENTSPLY SIRONA, Inc.	1,030
5	DexCom, Inc.(a)	3,116
43	Edwards Lifesciences Corp.(a)	5,152
74	Globus Medical, Inc., Class A(a)	5,711
37	Haemonetics Corp.(a)	2,542
70	Hill-Rom Holdings, Inc.	10,843

Shares	Description	Value (†)

Common Stocks – continued
	Health Care Equipment & Supplies – continued
36	Hologic, Inc.(a)	$2,639
54	Intuitive Surgical, Inc.(a)	19,501
167	Meridian Bioscience, Inc.(a)	3,141
54	Merit Medical Systems, Inc.(a)	3,632
36	Penumbra, Inc.(a)	9,956
20	Quidel Corp.(a)	2,655
31	STAAR Surgical Co.(a)	3,672
125	STERIS PLC	29,218
14	Stryker Corp.	3,725

		129,516

	Health Care Providers & Services – 2.0%
24	Amedisys, Inc.(a)	4,064
4	Anthem, Inc.	1,741
123	Centene Corp.(a)	8,763
17	Chemed Corp.	8,198
274	CVS Health Corp.	24,463
70	DaVita, Inc.(a)	7,227
61	Encompass Health Corp.	3,877
314	HCA Healthcare, Inc.	78,644
41	Henry Schein, Inc.(a)	3,130
98	Humana, Inc.	45,390
33	Laboratory Corp. of America Holdings(a)	9,472
267	MEDNAX, Inc.(a)	7,270
121	Patterson Cos., Inc.	3,783
49	Quest Diagnostics, Inc.	7,192
188	Select Medical Holdings Corp.	6,245

		219,459

	Health Care Technology – 0.2%
440	Allscripts Healthcare Solutions, Inc.(a)	6,063
202	Cerner Corp.	15,007

		21,070

	Hotels, Restaurants & Leisure – 1.8%
20	Booking Holdings, Inc.(a)	48,416
11	Expedia Group, Inc.(a)	1,808
228	Hilton Worldwide Holdings, Inc.(a)	32,821
82	Jack in the Box, Inc.	8,114
33	McDonald’s Corp.	8,103
93	Shake Shack, Inc., Class A(a)	6,433
128	Six Flags Entertainment Corp.(a)	5,265
385	Starbucks Corp.	40,837
267	Wendy’s Co. (The)	5,954
372	Yum China Holdings, Inc.	21,234
141	Yum! Brands, Inc.	17,616

		196,601

	Household Durables – 0.3%
206	KB Home	8,271
161	Meritage Homes Corp.(a)	17,502

Shares	Description	Value (†)

Common Stocks – continued
	Household Durables – continued
288	Taylor Morrison Home Corp.(a)	$8,793

		34,566

	Household Products – 0.5%
10	Clorox Co. (The)	1,630
473	Colgate-Palmolive Co.	36,038
115	Kimberly-Clark Corp.	14,891

		52,559

	Independent Power & Renewable Electricity Producers – 0.3%
113	AES Corp. (The)	2,840
226	NextEra Energy Partners LP	19,504
149	Sunnova Energy International, Inc.(a)	6,639

		28,983

	Industrial Conglomerates – 0.3%
36	3M Co.	6,432
225	General Electric Co.	23,596
11	Honeywell International, Inc.	2,405

		32,433

	Insurance – 1.7%
39	Aflac, Inc.	2,093
57	Allstate Corp. (The)	7,049
674	American International Group, Inc.	39,827
100	Chubb Ltd.	19,538
118	First American Financial Corp.	8,631
46	Hanover Insurance Group, Inc. (The)	5,796
384	Hartford Financial Services Group, Inc. (The)	28,005
21	Lincoln National Corp.	1,515
65	Marsh & McLennan Cos., Inc.	10,842
27	MetLife, Inc.	1,696
91	Prudential Financial, Inc.	10,015
318	Reinsurance Group of America, Inc.	37,549
46	Travelers Cos., Inc. (The)	7,400

		179,956

	Interactive Media & Services – 2.6%
16	Alphabet, Inc., Class A(a)	47,375
37	Alphabet, Inc., Class C(a)	109,720
364	Meta Platforms, Inc., Class A(a)	117,779
27	Twitter, Inc.(a)	1,446

		276,320

	Internet & Direct Marketing Retail – 2.0%
300	Alibaba Group Holding Ltd., Sponsored ADR(a)	49,482
29	Amazon.com, Inc.(a)	97,800
733	eBay, Inc.	56,236
858	Qurate Retail, Inc., Class A	8,958

		212,476

Shares	Description	Value (†)

Common Stocks – continued
	IT Services – 2.8%
208	Automatic Data Processing, Inc.	$46,694
75	Cognizant Technology Solutions Corp., Class A	5,857
818	DXC Technology Co.(a)	26,642
280	Fiserv, Inc.(a)	27,577
143	Gartner, Inc.(a)	47,463
48	International Business Machines Corp.	6,005
121	MasterCard, Inc., Class A	40,598
51	Paychex, Inc.	6,287
19	VeriSign, Inc.(a)	4,231
390	Visa, Inc., Class A	82,590
36	WEX, Inc.(a)	5,389

		299,333

	Leisure Products – 0.0%
158	Callaway Golf Co.(a)	4,274

	Life Sciences Tools & Services – 0.7%
46	Agilent Technologies, Inc.	7,245
79	Illumina, Inc.(a)	32,790
144	NeoGenomics, Inc.(a)	6,624
67	Repligen Corp.(a)	19,463
17	Thermo Fisher Scientific, Inc.	10,762
11	Waters Corp.(a)	4,043

		80,927

	Machinery – 1.6%
86	AGCO Corp.	10,510
80	Caterpillar, Inc.	16,321
50	Chart Industries, Inc.(a)	8,876
73	Cummins, Inc.	17,508
141	Deere & Co.	48,266
36	Illinois Tool Works, Inc.	8,203
114	ITT, Inc.	10,724
145	Kennametal, Inc.	5,764
90	Oshkosh Corp.	9,630
27	Otis Worldwide Corp.	2,168
133	PACCAR, Inc.	11,920
24	Parker-Hannifin Corp.	7,118
118	Terex Corp.	5,286
100	Toro Co. (The)	9,547

		171,841

	Media – 1.5%
7	Cable One, Inc.	11,978
64	Charter Communications, Inc., Class A(a)	43,193
973	Comcast Corp., Class A	50,041
502	Discovery, Inc., Series A(a)	11,767
36	Discovery, Inc., Series C(a)	812
345	Interpublic Group of Cos., Inc. (The)	12,617
124	New York Times Co. (The), Class A	6,769
803	News Corp., Class A	18,389

Shares	Description	Value (†)

Common Stocks – continued
	Media – continued
175	Omnicom Group, Inc.	$11,914

		167,480

	Metals & Mining – 0.3%
367	Cleveland-Cliffs, Inc.(a)	8,848
215	Commercial Metals Co.	6,919
17	Nucor Corp.	1,898
88	Reliance Steel & Aluminum Co.	12,862
59	Royal Gold, Inc.	5,842

		36,369

	Multi-Utilities – 0.2%
102	Consolidated Edison, Inc.	7,691
44	DTE Energy Co.	4,987
25	Sempra Energy	3,191
27	WEC Energy Group, Inc.	2,432

		18,301

	Multiline Retail – 0.4%
527	Macy’s, Inc.	13,950
93	Target Corp.	24,144

		38,094

	Oil, Gas & Consumable Fuels – 1.9%
800	Antero Midstream Corp.	8,512
1,258	APA Corp.	32,972
544	ConocoPhillips	40,523
121	Devon Energy Corp.	4,850
231	Diamondback Energy, Inc.	24,761
112	DTE Midstream LLC(a)	5,371
542	EOG Resources, Inc.	50,113
213	EQT Corp.(a)	4,241
251	Kinder Morgan, Inc.	4,204
465	Marathon Oil Corp.	7,589
112	ONEOK, Inc.	7,125
225	Range Resources Corp.(a)	5,247
650	Southwestern Energy Co.(a)	3,172
81	Valero Energy Corp.	6,264
110	World Fuel Services Corp.	3,358

		208,302

	Paper & Forest Products – 0.1%
152	Louisiana-Pacific Corp.	8,957
5	Sylvamo Corp.(a)	141

		9,098

	Personal Products – 0.0%
5	Estee Lauder Cos., Inc. (The), Class A	1,622

	Pharmaceuticals – 1.4%
409	Bristol-Myers Squibb Co.	23,886
21	Eli Lilly & Co.	5,350

Shares	Description	Value (†)

Common Stocks – continued
	Pharmaceuticals – continued
51	Jazz Pharmaceuticals PLC(a)	$6,785
116	Merck & Co., Inc.	10,214
413	Novartis AG, Sponsored ADR	34,180
157	Novo Nordisk A/S, Sponsored ADR	17,290
238	Pfizer, Inc.	10,410
716	Roche Holding AG, Sponsored ADR	34,604
231	Viatris, Inc.	3,084
29	Zoetis, Inc.	6,270

		152,073

	Professional Services – 0.3%
91	Exponent, Inc.	10,447
12	IHS Markit Ltd.	1,568
34	Insperity, Inc.	4,250
97	Korn Ferry	7,489
58	ManpowerGroup, Inc.	5,606
47	Nielsen Holdings PLC	952

		30,312

	Real Estate Management & Development – 0.3%
197	CBRE Group, Inc., Class A(a)	20,504
47	Jones Lang LaSalle, Inc.(a)	12,137

		32,641

	REITs - Apartments – 0.3%
167	American Campus Communities, Inc.	8,971
11	AvalonBay Communities, Inc.	2,604
115	Camden Property Trust	18,757
71	Equity Residential	6,134

		36,466

	REITs - Diversified – 0.4%
48	American Tower Corp.	13,534
41	Crown Castle International Corp.	7,392
80	CyrusOne, Inc.	6,562
18	Digital Realty Trust, Inc.	2,841
7	Equinix, Inc.	5,859
147	Weyerhaeuser Co.	5,251

		41,439

	REITs - Health Care – 0.1%
47	Ventas, Inc.	2,508
55	Welltower, Inc.	4,422

		6,930

	REITs - Hotels – 0.0%
143	Host Hotels & Resorts, Inc.(a)	2,407

	REITs - Mortgage – 0.2%
300	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	18,120

Shares	Description	Value (†)

Common Stocks – continued
	REITs - Office Property – 0.3%
10	Boston Properties, Inc.	$1,137
261	Corporate Office Properties Trust	7,078
284	Douglas Emmett, Inc.	9,281
379	Easterly Government Properties, Inc.	7,970
126	Kilroy Realty Corp.	8,490

		33,956

	REITs - Regional Malls – 0.1%
304	Macerich Co. (The)	5,499

	REITs - Shopping Centers – 0.2%
700	Brixmor Property Group, Inc.	16,408

	REITs - Storage – 0.0%
34	Iron Mountain, Inc.	1,552

	REITs - Warehouse/Industrials – 0.1%
80	ProLogis, Inc.	11,597

	Road & Rail – 0.3%
126	CSX Corp.	4,557
5	Kansas City Southern	1,551
51	Norfolk Southern Corp.	14,946
73	Ryder System, Inc.	6,201
34	Union Pacific Corp.	8,208

		35,463

	Semiconductors & Semiconductor Equipment – 3.3%
61	Advanced Micro Devices, Inc.(a)	7,334
22	Analog Devices, Inc.	3,817
49	Applied Materials, Inc.	6,696
96	Cirrus Logic, Inc.(a)	7,758
60	Enphase Energy, Inc.(a)	13,898
214	First Solar, Inc.(a)	25,592
127	Ichor Holdings Ltd.(a)	5,552
243	Intel Corp.	11,907
9	Lam Research Corp.	5,072
109	Micron Technology, Inc.	7,532
612	NVIDIA Corp.	156,470
8	NXP Semiconductors NV	1,607
293	QUALCOMM, Inc.	38,981
74	Silicon Laboratories, Inc.(a)	13,968
22	SolarEdge Technologies, Inc.(a)	7,803
116	Texas Instruments, Inc.	21,748
41	Universal Display Corp.	7,511
73	Wolfspeed, Inc.(a)	8,768

		352,014

	Software – 4.7%
23	Adobe, Inc.(a)	14,958
237	Autodesk, Inc.(a)	75,273
57	Blackbaud, Inc.(a)	4,048

Shares	Description	Value (†)

Common Stocks – continued
	Software – continued
79	Bottomline Technologies, Inc.(a)	$3,658
15	Citrix Systems, Inc.	1,421
111	CommVault Systems, Inc.(a)	6,826
27	Fair Isaac Corp.(a)	10,751
278	Microsoft Corp.	92,190
166	NCR Corp.(a)	6,564
811	NortonLifeLock, Inc.	20,640
1,055	Oracle Corp.	101,217
49	Paylocity Holding Corp.(a)	14,952
52	Qualys, Inc.(a)	6,473
207	salesforce.com, Inc.(a)	62,036
79	SPS Commerce, Inc.(a)	12,066
250	Workday, Inc., Class A(a)	72,495

		505,568

	Specialty Retail – 1.0%
169	American Eagle Outfitters, Inc.	4,012
62	Asbury Automotive Group, Inc.(a)	12,134
2	AutoZone, Inc.(a)	3,570
36	Best Buy Co., Inc.	4,401
78	Boot Barn Holdings, Inc.(a)	8,150
32	Five Below, Inc.(a)	6,314
21	GameStop Corp., Class A(a)	3,854
30	Home Depot, Inc. (The)	11,152
38	Lithia Motors, Inc.	12,130
102	Lowe’s Cos., Inc.	23,850
48	Monro, Inc.	2,964
18	TJX Cos., Inc. (The)	1,179
18	Tractor Supply Co.	3,909
11	Ulta Beauty, Inc.(a)	4,041
62	Williams-Sonoma, Inc.	11,515

		113,175

	Technology Hardware, Storage & Peripherals – 0.2%
269	Hewlett Packard Enterprise Co.	3,941
342	HP, Inc.	10,373
127	Seagate Technology Holdings PLC	11,312

		25,626

	Textiles, Apparel & Luxury Goods – 0.6%
39	Deckers Outdoor Corp.(a)	15,417
1,264	Under Armour, Inc., Class A(a)	27,757
261	VF Corp.	19,022
138	Wolverine World Wide, Inc.	4,578

		66,774

	Thrifts & Mortgage Finance – 0.1%
208	Mr. Cooper Group, Inc.(a)	9,119

	Trading Companies & Distributors – 0.0%
47	GATX Corp.	4,458

Shares	Description	Value (†)

Common Stocks – continued
	Water Utilities – 0.2%
59	American Water Works Co., Inc.	$10,276
155	Essential Utilities, Inc.	7,296

		17,572

	Wireless Telecommunication Services – 0.1%
105	Shenandoah Telecommunications Co.	2,902
107	T-Mobile US, Inc.(a)	12,308

		15,210

	Total Common Stocks (Identified Cost $5,288,416)	6,301,038

Principal Amount

Bonds and Notes – 4.0%
	Automotive – 0.1%
$ 4,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	4,416

	Banking – 0.5%
4,000	American Express Co., 3.700%, 8/03/2023	4,204
2,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	2,012
4,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	4,244
2,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	2,111
4,000	Citigroup, Inc., 4.600%, 3/09/2026	4,462
1,000	Cooperatieve Rabobank U.A., 3.875%, 2/08/2022	1,009
4,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	4,293
4,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	4,193
4,000	KeyCorp, MTN, 2.550%, 10/01/2029	4,133
2,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	2,168
2,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	2,290
4,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	4,202
2,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	2,083
2,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	2,112
4,000	State Street Corp., 2.400%, 1/24/2030	4,109
4,000	Truist Bank, 3.200%, 4/01/2024	4,215

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Banking – continued
$5,000	Westpac Banking Corp., 2.350%, 2/19/2025	$5,195

		57,035

	Brokerage – 0.1%
4,000	BlackRock, Inc., 2.400%, 4/30/2030	4,129
6,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	6,008

		10,137

	Construction Machinery – 0.1%
5,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	5,011
1,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	1,004

		6,015

	Consumer Cyclical Services – 0.0%
2,000	eBay, Inc., 3.800%, 3/09/2022	2,018

	Diversified Manufacturing – 0.1%
4,000	3M Co., 3.050%, 4/15/2030	4,309

	Electric – 0.2%
4,000	Duke Energy Corp., 3.750%, 4/15/2024	4,238
6,000	Entergy Corp., 0.900%, 9/15/2025	5,847
2,000	Exelon Corp., 4.050%, 4/15/2030	2,251
5,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	4,994
2,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	2,179
1,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	1,127
4,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	4,271

		24,907

	Environmental – 0.0%
3,000	Republic Services, Inc., 1.450%, 2/15/2031	2,807

	Finance Companies – 0.0%
2,000	Ares Capital Corp., 3.250%, 7/15/2025	2,080

	Financial Other – 0.1%
6,000	ORIX Corp., 2.900%, 7/18/2022	6,090

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Food & Beverage – 0.1%
$ 6,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	$5,973
4,000	General Mills, Inc., 4.000%, 4/17/2025	4,348
4,000	Mondelez International, Inc., 2.750%, 4/13/2030	4,167

		14,488

	Government Owned - No Guarantee – 0.1%
6,000	Federal National Mortgage Association, 6.625%, 11/15/2030	8,495

	Health Insurance – 0.1%
4,000	Anthem, Inc., 4.101%, 3/01/2028	4,503
3,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	4,129

		8,632

	Healthcare – 0.1%
2,000	Cigna Corp., 3.750%, 7/15/2023	2,099
2,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	2,069
2,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	2,095

		6,263

	Independent Energy – 0.0%
2,000	EQT Corp., 3.000%, 10/01/2022	2,020
	Integrated Energy – 0.1%
4,000	BP Capital Markets PLC, 3.814%, 2/10/2024	4,259
4,000	Exxon Mobil Corp., 2.992%, 3/19/2025	4,228
3,000	Shell International Finance BV, 6.375%, 12/15/2038	4,443

		12,930

	Life Insurance – 0.0%
1,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	1,084

	Media Entertainment – 0.0%
2,000	ViacomCBS, Inc., 4.750%, 5/15/2025	2,219

	Midstream – 0.0%
4,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	4,242

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Mortgage Related – 0.6%
$412	FHLMC, 3.000%, 6/01/2049	$429
22,688	FNMA, 2.000%, with various maturities in 2051(b)	22,700
22,319	FNMA, 2.500%, with various maturities in 2051(b)	22,939
16,426	FNMA, 3.000%, with various maturities from 2034 to 2051(b)	17,155
2,586	FNMA, 3.500%, with various maturities in 2049(b)	2,731
679	FNMA, 4.000%, 3/01/2050	726
779	FNMA, 4.500%, with various maturities in 2049(b)	843

		67,523

	Natural Gas – 0.1%
6,000	NiSource, Inc., 0.950%, 8/15/2025	5,883

	Pharmaceuticals – 0.1%
4,000	AbbVie, Inc., 3.600%, 5/14/2025	4,289
2,000	Amgen, Inc., 2.650%, 5/11/2022	2,021
2,000	Biogen, Inc., 2.250%, 5/01/2030	1,973
6,000	Johnson & Johnson, 1.300%, 9/01/2030	5,748

		14,031

	Property & Casualty Insurance – 0.1%
4,000	American International Group, Inc., 3.400%, 6/30/2030	4,332

	Railroads – 0.0%
4,000	CSX Corp., 2.600%, 11/01/2026	4,221

	REITs - Apartments – 0.0%
2,000	Essex Portfolio LP, 3.000%, 1/15/2030	2,097

	REITs - Health Care – 0.0%
2,000	Welltower, Inc., 2.800%, 6/01/2031	2,054

	REITs - Office Property – 0.0%
2,000	Boston Properties LP, 2.750%, 10/01/2026	2,090

	Restaurants – 0.0%
4,000	Starbucks Corp., 2.250%, 3/12/2030	4,016

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Retailers – 0.0%
$ 2,000	Amazon.com, Inc., 3.875%, 8/22/2037	$2,352

	Technology – 0.3%
4,000	Apple, Inc., 2.500%, 2/09/2025	4,178
2,000	Broadcom, Inc., 4.110%, 9/15/2028	2,205
4,000	HP, Inc., 3.000%, 6/17/2027	4,227
2,000	Intel Corp., 2.450%, 11/15/2029	2,063
4,000	International Business Machines Corp., 4.000%, 6/20/2042	4,614
2,000	NVIDIA Corp., 2.850%, 4/01/2030	2,125
4,000	Oracle Corp., 2.950%, 5/15/2025	4,211
5,000	QUALCOMM, Inc., 1.650%, 5/20/2032	4,728
2,000	VMware, Inc., 2.950%, 8/21/2022	2,034

		30,385

	Treasuries – 0.9%
4,000	U.S. Treasury Bond, 2.250%, 5/15/2041	4,175
6,000	U.S. Treasury Bond, 2.500%, 5/15/2046	6,614
10,000	U.S. Treasury Bond, 2.875%, 11/15/2046	11,836
10,000	U.S. Treasury Bond, 3.000%, 5/15/2045	11,936
5,000	U.S. Treasury Bond, 3.000%, 2/15/2048	6,087
9,000	U.S. Treasury Bond, 3.000%, 2/15/2049	11,027
22,000	U.S. Treasury Note, 0.375%, 11/30/2025	21,390
24,000	U.S. Treasury Note, 2.125%, 12/31/2022	24,526

		97,591

	Utility Other – 0.0%
3,000	Essential Utilities, Inc., 4.276%, 5/01/2049	3,643

	Wireless – 0.1%
4,000	Vodafone Group PLC, 6.150%, 2/27/2037	5,484

	Wirelines – 0.1%
2,000	AT&T, Inc., 3.650%, 6/01/2051	2,080

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Wirelines – continued
$ 2,000	AT&T, Inc., 5.250%, 3/01/2037	$2,484
5,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.225%, 5/15/2025(c)	5,111

		9,675

	Total Bonds and Notes (Identified Cost $437,001)	435,564

Shares

Exchange-Traded Funds – 10.2%
13,584	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,001,054)	1,099,625

Mutual Funds – 9.2%
23,120	WCM Focused Emerging Markets Fund, Institutional Class	476,974
18,101	WCM Focused International Growth Fund, Institutional Class	523,289

	Total Mutual Funds (Identified Cost $901,808)	1,000,263

Affiliated Mutual Funds – 15.6%
18,407	Loomis Sayles Inflation Protected Securities Fund, Class N	221,798
14,955	Loomis Sayles Limited Term Government and Agency Fund, Class N	170,190
17,919	Mirova Global Green Bond Fund, Class N	186,541
72,971	Mirova International Sustainable Equity Fund, Class N	1,103,318

	Total Affiliated Mutual Funds (Identified Cost $1,597,338)	1,681,847

Principal Amount

Short-Term Investments – 3.1%
$ 338,372	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/29/2021 at 0.000% to be repurchased at $338,372 on 11/01/2021 collateralized by $276,500 U.S. Treasury Inflation Indexed Note, 0.500% due 1/15/2028 valued at $345,679 including accrued interest(d) (Identified Cost $338,372)	338,372

	Total Investments – 100.4% (Identified Cost $9,563,989)	10,856,709
	Other assets less liabilities – (0.4)%	(45,936)

	Net Assets – 100.0%	$10,810,773

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.
Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of October 31, 2021 is disclosed.
(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of October 31, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2021, the value of Rule 144A holdings amounted to $2,168 or less than 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period from February 1, 2021 to October 31, 2021, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)

Loomis Sayles Inflation Protected Securities Fund, Class N	$132,533	$118,307	$29,734	$3,772	$(3,080)	$221,798	$6,326
Loomis Sayles Limited Term Government and Agency Fund, Class N	99,640	93,435	20,941	284	(2,228)	170,190	852
Mirova Global Green Bond Fund, Class N	99,388	114,917	23,436	605	(4,933)	186,541	1,508
Mirova International Sustainable Equity Fund, Class N	534,741	643,642	144,539	44,381	25,093	1,103,318	6,560

	$866,302	$970,301	$218,650	$49,042	$14,852	$1,681,847	$15,246

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$6,301,038	$—	$—	$6,301,038
Bonds and Notes*	—	435,564	—	435,564
Exchange-Traded Funds	1,099,625	—	—	1,099,625
Mutual Funds	1,000,263	—	—	1,000,263
Affiliated Mutual Funds	1,681,847	—	—	1,681,847
Short-Term Investments	—	338,372	—	338,372

Total	$10,082,773	$773,936	$—	$10,856,709

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at October 31, 2021 (Unaudited)

Equity	87.9%
Fixed Income	9.4
Short-Term Investments	3.1

Total Investments	100.4
Other assets less liabilities	(0.4)

Net Assets	100.0%